Credit risk management - Collateral held against financial assets other than loans (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Credit risk management
Cash, primarily for derivatives	$ 3,079	$ 3,526
Securities under reverse repurchase agreement	17,950	11,862
Securities under derivatives	112	53
Total other collateral held	21,141	15,441
Parent Entity
Credit risk management
Cash, primarily for derivatives	2,936	3,244
Securities under reverse repurchase agreement	17,950	11,821
Securities under derivatives	112	53
Total other collateral held	$ 20,998	$ 15,118